S000075203 [Member] Investment Objectives and Goals - iShares U.S. Long Credit Bond Index Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About iShares U.S. Long Credit Bond Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of iShares U.S. Long Credit Bond Index Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek to provide investment results that correspond to the total return performance of fixed-income securities, in aggregate, as represented by the Bloomberg U.S. Long Credit Index (or the “Underlying Index”).